SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / CAD	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 ¥ / shares	Dec. 31, 2015 CNY (¥) $ / CAD
Accounting Policies [Line Items]
Convenience translation of RMB to USD | $ / CAD	6.4778					6.4778
Realized gain on the available-for-sale investments upon their sales were reclassified out of accumulated other comprehensive income	$ 2,247	¥ 14,555	¥ 2,541
Period of prepaid land lease	50 years	50 years
Shipping charges to customers	$ 10,735	¥ 69,537	53,828	¥ 48,407
Value-added tax refunds received | ¥			106,025
Rebates and promotion fees recorded as a reduction of "cost of revenues"	120,443	780,203	556,811	390,855
Out-bound shipping costs	51,848	335,859	363,000	368,517
Advertising costs	46,353	300,263	363,018	250,068
Foreign currency translation adjustment, net of taxes	13,449	87,122	4,991	¥ (42,873)
Unrealized gain on available-for-sale investment, net of taxes	2,454	¥ 15,894	¥ 2,541
Foreign currency translation adjustment	6,611					¥ 42,826
Unrealized gain on available-for-sale investments	$ 206					1,339
Government grants received to offset fulfillment expenses				¥ 10,000
Depreciation and appreciation of the U.S. dollar against RMB	(1.39%)	(1.39%)	0.81%
Maximum foreign equity interest in entity with an Internet content distribution business	50.00%	50.00%
Impairment loss on investments in equity investees | ¥		¥ 0
Revenues and purchases [Member]
Accounting Policies [Line Items]
Concentration risk benchmark	10.00%	10.00%
PRC [Member]
Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, available-for-sale investments, held-to-maturity investments and time deposits	$ 61,589		¥ 476,770			398,963
Non-PRC [Member]
Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, available-for-sale investments, held-to-maturity investments and time deposits	$ 149,895		¥ 922,265			¥ 970,988
Minimum [Member]
Accounting Policies [Line Items]
Ownership percentage	20.00%					20.00%
Maximum [Member]
Accounting Policies [Line Items]
Ownership percentage	50.00%					50.00%
Electronic equipment [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years	3 years
Residual value	0.00%					0.00%
Other office and warehouse equipment [Member]
Accounting Policies [Line Items]
Residual value	0.00%					0.00%
Other office and warehouse equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years	3 years
Other office and warehouse equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	8 years	8 years
Vehicles [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years	3 years
Residual value	0.00%					0.00%
Leasehold improvements [Member]
Accounting Policies [Line Items]
Estimated useful life	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term
Residual value	0.00%					0.00%
Leasehold improvements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years	3 years
Leasehold improvements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	5 years	5 years
Buildings [Member]
Accounting Policies [Line Items]
Estimated useful life	40 years	40 years
Residual value	0.00%					0.00%
Class A [Member]
Accounting Policies [Line Items]
Difference in diluted earnings per share due to changes in accounting estimates					¥ 0.56
Class B [Member]
Accounting Policies [Line Items]
Difference in basic earnings per share due to changes in accounting estimates					0.56
Difference in diluted earnings per share due to changes in accounting estimates					¥ 0.56